SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment, Net

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Schedule of Employee Benefit Plans

	Nine-month period September 30,
	2024	2025
	RMB	RMB
Cost of revenues	6,384,006	6,735,460
Research and development	197,190	192,263
Sales and marketing	3,930,139	2,948,340
General and administrative	2,534,935	2,447,738
Total expense due to employee benefit plans	13,046,270	12,323,801